LEASES (Details 4)	Nov. 30, 2019 USD ($)
Product Liability Contingency [Line Items]
2020	$ 68,442
2021	148,173
2022	125,618
2023	120,979
2024	123,986
2025 and beyond	300,660
Wilmington/Andover, MA [Member]
Product Liability Contingency [Line Items]
2020	24,987
2021	115,371
2022	117,972
2023	120,979
2024	123,986
2025 and beyond	300,660
Fort Wayne, IN [Member]
Product Liability Contingency [Line Items]
2020	30,357
2021	30,585
2022	7,646
South Africa [Member]
Product Liability Contingency [Line Items]
2020	13,098
2021	$ 2,217